Note 15 - Earnings Per Share (EPS)	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
15.
Earnings per share (EPS)

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock that should be paid for the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock during the six
-month period ended
June 30, 2017
and
2018,
amounted to
$10,473
and
$14,782,
respectively.

	Six-month period ended June 30,
	2017	2018
	Basic EPS	Basic EPS
Net income	$46,063	$33,467
Less: paid and accrued earnings allocated to Preferred Stock	(10,473)	(14,782)
Net income available to common stockholders	35,590	18,685
Weighted average number of common shares, basic and diluted	93,851,789	109,340,800
Earnings per common share, basic and diluted	$0.38	$0.17